Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax (Expense) Benefit

Income tax (expense) benefit consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
Income from operations before income taxes:
Domestic	$150.1	$145.5	$141.6
Foreign	180.4	177.1	(87.0)

Total income before income taxes	$330.5	$322.6	$54.6

Income tax expense
Current:
Domestic	$(12.6)	$(11.9)	$(8.9)
Foreign	(59.2)	(39.3)	(9.7)

Current income tax expense	(71.8)	(51.2)	(18.6)

Deferred:
Domestic	(5.6)	(3.7)	(3.3)
Foreign	(8.7)	23.6	66.8

Deferred income tax (expense) benefit	(14.3)	19.9	63.5

Total income tax (expense) benefit	$(86.1)	$(31.3)	$44.9

Reconciled Tax at Statutory Rates

Income tax (expense) benefit is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
Income tax (expense) benefit at statutory tax rates	$(79.1)	$(75.0)	$6.2
US state income taxes, net of the federal benefit	(3.6)	(2.4)	(1.8)
Asbestos adjustments	(0.8)	48.3	30.2
Expenses not deductible	(2.0)	(3.4)	(2.1)
Non-assessable items	1.9	0.5	0.6
US manufacturing deduction	4.1	2.6	1.2
Foreign taxes on domestic income	(5.7)	(0.7)	-
Amortization of intangibles	2.9	2.8	1.7
Taxes on foreign income	(7.4)	(4.5)	(2.9)
Tax assessment in dispute	-	-	10.7
Other items	3.6	0.5	1.1

Total income tax (expense) benefit	$(86.1)	$(31.3)	$44.9

Effective tax rate	26.1%	9.7%	(82.2%)

Deferred Tax Assets and Liabilities

Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2016	2015
Deferred tax assets:
Asbestos liability	$384.9	$405.2
Other provisions and accruals	49.0	46.3
Net operating loss carryforwards	24.2	17.0
Foreign tax credit carryforwards	112.4	107.0

Total deferred tax assets	570.5	575.5
Valuation allowance	(115.0)	(113.0)

Total deferred tax assets, net of valuation allowance	455.5	462.5

Deferred tax liabilities:
Depreciable and amortizable assets	(117.4)	(112.3)
Other	(9.4)	(3.7)

Total deferred tax liabilities	(126.8)	(116.0)

Net deferred tax assets	$328.7	$346.5

Reconciliation of Unrecognized Tax Benefits and Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognized tax benefits and interest and penalties are as follows:

(US$ millions)	Unrecognized tax benefits	Interest and Penalties
Balance at 31 March 2013	$1.5	$0.1

Additions for tax positions of the current year	0.1	-
Additions for tax positions of prior year	0.1	-
Settlements paid during the current period	(1.2)	-
Other reductions for the tax positions of prior periods	-	(0.1)

Balance at 31 March 2014	$0.5	$-

Additions for tax positions of the current year	4.2	0.1
Additions for tax positions of prior year	0.2	0.2

Balance at 31 March 2015	$4.9	$0.3

Additions for tax positions of the current year	0.2	-
Reductions in tax positions of prior year	(4.1)	(0.3)
Settlements paid during the current period	(0.3)	-

Balance at 31 March 2016	$0.7	$-